Expense Example {- Stock Selector All Cap Portfolio} - 02.28 VIP Stock Selector All Cap Portfolio Initial, Service, Service 2 PRO-02 - Stock Selector All Cap Portfolio	Apr. 30, 2022 USD ($)
VIP Stock Selector All Cap Portfolio-Initial VIP
Expense Example:
1 year	$ 63
3 years	199
VIP Stock Selector All Cap Portfolio-Service VIP
Expense Example:
1 year	74
3 years	230
VIP Stock Selector All Cap Portfolio-Service 2 VIP
Expense Example:
1 year	89
3 years	$ 278